CONSOLIDATED INCOME STATEMENT (Parentheticals) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Tax credit attributable to ordinary shareholders	£ 102	£ 91	£ 80